Annual Total Returns - Gold Portfolio [BarChart] - 02.28 Select Portfolios: Fidelity Advisor Gold Fund - AMCIZ PRO-14 - Gold Portfolio - Fidelity Advisor Gold Fund: Class A	Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(16.56%)
Annual Return 2012	(12.63%)
Annual Return 2013	(51.54%)
Annual Return 2014	(8.83%)
Annual Return 2015	(18.07%)
Annual Return 2016	46.80%
Annual Return 2017	8.28%
Annual Return 2018	(13.28%)
Annual Return 2019	35.05%
Annual Return 2020	26.45%